Property, Plant and Equipment	3 Months Ended
Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

	Land and Land Improvements	Building and Leasehold Improvements	Equipment	Computer	Construction in Progress	Total
Cost
As of December 31, 2024	$91	$7,769	$25,248	$458	$214	$33,780
Additions	1	1	6	—	95	103
Acquisition of joint venture interest	—	5	60	—	3	68
Transfers from construction in progress	—	6	13	2	(21)	—
Disposals	—	—	(200)	—	—	(200)
Effect of exchange rate changes	—	2	14	—	—	16
As of March 31, 2025	$92	$7,783	$25,141	$460	$291	$33,767
Net book value as of March 31, 2025	$60	$2,686	$4,574	$29	$277	$7,626

Accumulated Depreciation and Impairment
As of December 31, 2024	$31	$5,038	$20,510	$427	$12	$26,018
Additions	1	60	245	4	—	310
Transfers from construction in progress	—	(2)	—		2	—
Disposals	—	—	(199)	—	—	(199)
Effect of exchange rate changes	—	1	11	—	—	12
As of March 31, 2025	$32	$5,097	$20,567	$431	$14	$26,141
For the three months ended March 31, 2025 and 2024, depreciation expense of property, plant and equipment was $310 million and $346 million, respectively.